BALANCE SHEETS	Dec. 31, 2019 USD ($)
Current assets:
Cash	$ 25,000
Total current assets	25,000
Deferred offering costs associated with initial public offering	25,000
Total assets	50,000
Current liabilities:
Accrued expenses	26,500
Franchise tax payable	800
Total current liabilities	27,300
Total liabilities	27,300
Stockholders' Equity:
Additional paid-in capital	24,425
Accumulated deficit	(2,300)
Total stockholders' equity	22,700
Total liabilities and stockholders' equity	50,000
Class B common stock
Stockholders' Equity:
Common Stock, Value, Issued	$ 575	[1]

[1]	As of December 31, 2019, this number includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 13, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.